Distribution of Profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	¥ 95,617	¥ 84,873	¥ 234,425
Amount of restricted capital and reserves not available for dividend distribution	6,112,334	4,278,531
WFOE
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	1,128,029	1,128,029
Consolidated VIEs and VIEs' subsidiaries
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	¥ 2,039,500	¥ 829,500